11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 16) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	$ 4	$ 4
Current salaries and social security payable	65	72
Seniority - based bonus
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	3	4
Early retirements payable
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	1	0
Salaries and social security contributions
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	22	24
Provision for vacations
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	17	19
Provision for gratifications and annual bonus for efficiency
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	$ 26	$ 29